Other financial information	6 Months Ended
Jun. 30, 2026
Other financial information
Other financial information

Note 6.    Other financial information

6.1Commitments related to operational activities

Obligations under the terms of subcontracting agreements

In the ordinary course of its business, the Company enters into agreements with CROs for clinical trials, as well as with contract manufacturing organizations (“CMOs”) for clinical and commercial supply manufacturing, commercial and pre-commercial activities, research and development activities and other services and products for operating purposes. The Company’s agreements generally provide for termination with specified periods of advance notice.

Such agreements are generally cancellable contracts and are not included in the description of the Company’s contractual obligations and commitments.

Commitments given and received

(in thousands of euros)	December 31, 2025	June 30, 2026
CRO[1]	93,553	65,247
CMO	7,464	6,846
Lease	1,041	—
Others	31,576	34,249
Total commitments given	133,633	106,342
Agreements concerning the provision of facilities	383	226
Total commitments received	383	226
(1)	Including CRO with Pharmaceutical Research Associates B.V.

Contract CRO with Pharmaceutical Research Associates Group B.V.

In April 2021, in connection with NATiV3, the Company entered into an agreement, with retroactive effect in January 2021, with PRA, acting as a CRO. The contract aims to support the regulatory approval of lanifibranor in adult patients in Europe and in the United States.

The Company also entered into a CRO agreement with PRA in connection with the LEGEND Phase IIa clinical trial, effective January 14, 2022. Under the terms of the agreement, PRA will conduct a clinical trial to evaluate the benefit for patients of the combination of lanifibranor with empagliflozin, an SGLT2 inhibitor, in patients with T2D and non-cirrhotic MASH. The commitment to PRA under this agreement amounts to an aggregate of €13.3 million.

On June 26, 2023, in connection with NATiV3, the Company entered into a new amendment to the April 2021 agreement with retroactive effect as of January 2021 with PRA. The amendment updates the provisions relating to study information following changes to the trial protocol.

In December 2025, the Company entered into a new amendment, with retroactive effect as of December 12, 2023. Including this new amendment, the overall commitment to PRA for NATiV3 amounts to €277.6 million, with a bonus or malus of €0.7 million. The commitment includes €23.9 million allocated specifically to the China region. The budget for the Company (outside China) remains unchanged, but the timing and deliverables were clarified in the updated milestone schedule. All other contractual terms remain unchanged.

As of June, 30, 2026, the amount remaining to be paid under the contract is €61.3 million.

Others

The €34.2 million in “Other” commitments given as of the end of the first six months of 2026 (compared to €31.6 million as of the end of 2025) correspond to purchase orders placed with suppliers (excluding CROs, CMOs, and lessors), for which a commitment had been made as of the end of the period. On June 30, 2026, this includes a €6.2 million commitment with the supplier Fisher Clinical and a €4.9 million commitment with the supplier Marken SAS, compared to €8.3 million commitment with the supplier Fisher Clinical and a €5.3 million commitment with the supplier Marken SAS as of June 30, 2025.

Fisher Clinical is responsible for packaging and clinical supply for NATiV3 and handles the distribution of treatment kits containing either the active product lanifibranor or a placebo, intended for investigator sites and patients.

Marken SAS provides home healthcare laboratory study visits for patients enrolled in NATiV3.

6.2Related-party transactions

The related-party transactions are described in the financial statements prepared in accordance with IFRS for the year ended December 31, 2025 (See Note 27 – Related-party transactions to the annual consolidated financial statements for the year ended on December 31, 2025), except that, following the termination of their respective functions in 2025, the arrangements entered into with former corporate officers, Pierre Broqua and Frédéric Cren, no longer qualify as related-party transactions.

During the six-month period ended June 30, 2026, the Board of Directors authorized the Company to enter into indemnification arrangements with certain members of the Board of Directors, including Mark Pruzanski, Renée Aguiar-Lucander, Srinivas Akkaraju, Heinz Maeusli, André Turenne and Annick Schweibig. Under these arrangements, the Company undertakes, to the extent permitted by applicable laws and regulations, to indemnify directors for certain losses incurred in connection with indemnifiable claims, to the extent such losses are not covered by the D&O Insurance in force within the Company, including, in particular, any deductibles or other amounts retained, as well as certain expenses incurred in connection with proceedings, to the extent permitted by law.

In addition, certain members of the Executive team and Board of Directors benefited from share-based compensation arrangements. For further information, please refer to Note 4.8 – Shareholders’ equity.

Other than the transactions described above, no material related-party transaction occurred during the six-month period ended June 30, 2026.

6.3Financial risk management

Through its business activities, the Company is exposed to various types of financial risk: foreign exchange risk, credit risk, liquidity risk, interest rate risk, fair value measurement - derivatives risk and inflation risk.

The financial risks are those described in the financial statements prepared in accordance with IFRS for the year ended December 31, 2025 (See Note 28 – Financial risk management to the annual consolidated financial statements for the year ended on December 31, 2025), as updated below for the financing transactions completed in June 2026 and for liquidity risks described in Note 3.4 – Going Concern.

In June 2026, the Company completed a comprehensive refinancing transaction comprising an equity offering, transactions with the European Investment Bank and a new senior secured debt financing provided by funds managed by BlackRock and Claret Capital Partners (see Note 1.2 – Significant events in the first six months of 2026).

As a result of these transactions, the Company is exposed to additional financial risks, including:

●	Liquidity risk associated with the future availability of additional financing sources, including the potential exercise of the T3 Warrants and the drawdown of the uncommitted €55.0 million Tranche C financing, which is subject to, among other conditions, the confirmation of the exercise of the T3 Warrants Exercise or prior completion of an equity fundraising for at least €100 million, as well as the requirement to maintain a minimum cash level under the Subscription Agreement;
●	Fair value risk arising from the compound conversion option of the Convertible Bonds and the Lenders’ Warrants, the valuation of which may generate significant volatility in profit or loss;
●	Dilution risk associated with the potential conversion of the Convertible Bonds and the exercise of the Lenders’ Warrants and the New EIB Warrants.

The Company monitors compliance with the terms of these financing arrangements on an ongoing basis and periodically reassesses its financing needs and liquidity outlook.

The maturity analysis of financial liabilities based on undiscounted contractual cash flows is as follows:

June 30, 2026		Between 1 and	Between 3 and
(in thousands of euros)	Less than 1 year	3 years	5 years	More than 5 years
Bank borrowings including interests	11,803	52,047	38,882	—
Accrued interest payable on loans	624	—	—	—
Lease liabilities	2,100	783	—	—
Royalty certificates liabilities	—	14,448	58,814	463,578
Trade payables	34,532	—	—	—
Other miscellaneous payables	190	—	—	—
Total debt	49,250	67,278	97,697	463,578

December 31, 2025		Between 1 and	Between 3 and
(in thousands of euros)	Less than 1 year	3 years	5 years	More than 5 years
Bank borrowings	33,429	29,197	1,558	—
Accrued interest payable on loans	597	1,867	—	—
Lease liabilities	2,031	661	—	—
Royalty certificates liabilities	—	6,485	45,150	485,206
Trade payables	26,017	—	—	—
Other miscellaneous payables	2,738	—	—	—
Total debt	64,812	38,211	46,707	485,206

Accrued interest payable on loans with maturities less than one year as of June 30, 2026 correspond to accrued interest on the Lenders’ Tranche A and the Lenders’ Tranche B of the Debt Financing Transaction with the Lenders.

6.4Events after the reporting date

In accordance with IAS 10 Events after the Reporting Period, the Company has assessed transactions and events occurring between June 30, 2026 and the date the interim condensed consolidated financial statements were authorized for issue by the Board of Directors on September 25, 2026.

Completion of the EIB warrant restructuring

On July 9, 2026, the Company completed the restructuring of warrants held by the EIB, through the issuance of 15,677,573 New EIB Warrants and the surrender and cancellation of all Remaining EIB Warrants. A related derivative had been recognized as of June 30, 2026 (see Note 4.9 – Debt, Derivatives and Royalty Certificates Liabilities).

Appointment of Chris Benecchi as Chief Operating Officer

On August 31, 2026, the Company announced the appointment of Chris Benecchi as Chief Operating Officer. Mr. Benecchi brings over 30 years of biopharmaceutical industry experience, including leadership roles in commercial operations, launch readiness and corporate strategy. He will be responsible for leading the Company’s operational readiness as it approaches the expected topline results from NATiV3 in the fourth quarter of 2026 and prepare for potential commercialization, subject to regulatory approvals. This appointment supports the Company’s strategy to strengthen its organizational, operational and commercial capabilities ahead of the anticipated next stages of development.

Completion of last patient last visit in the NATiV3 trial

On September 2, 2026, the Company announced that the last patient had completed the final 72-week visit in the NATiV3 clinical trial evaluating lanifibranor in patients with MASH. Following completion of the treatment period, the Company expects to report topline results in the fourth quarter of 2026.